Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Research And Development Expense Text Block Abstract
Schedule of research and development expenses
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Subcontractors and consultants	$3,612	$628	$452
Share-based compensation	1,592	1,969	1,804
Salaries and social benefits (*)	1,212	447	227
Others	-	38	12
	$6,416	$3,082	$2,495